1105 P2 07/20

SUPPLEMENT DATED JULY 27, 2020

TO THE PROSPECTUS DATED OCTOBER 1, 2019

OF

FRANKLIN HiGH INCOME FUND

(a series of Franklin High Income Trust)

The prospectus is amended as follows:

I.  Effective August 1, 2020, the following replaces the “Fund Summary - Portfolio Managers” section of the prospectus:

Glenn Voyles, CFA

Senior Vice President of Advisers and portfolio manager of the Fund since 2015.

Bryant Dieffenbacher, CFA

Portfolio manager of Advisers and portfolio manager of the Fund since August 2020.

S. James McGiveran III, CFA, FRM

Portfolio manager of Advisers and portfolio manager of the Fund since August 2020.

Patricia M. O’Connor, CFA

Vice President of Advisers and portfolio manager of the Fund since August 2020.

II.  Effective August 1, 2020, the following replaces the portfolio manager line-up under the “Fund Details – Management” section        of the prospectus:

Glen Voyles, CFA Senior Vice President of Advisers

Mr. Voyles has been a portfolio manager of the Fund since 2015. He joined Franklin Templeton in 1993.

Bryant Dieffenbacher, CFA Portfolio Manager of Advisers

   Mr. Dieffenbacher has been a portfolio manager of Fund since August 2020. He joined Franklin Templeton in 2010.

S. James McGiveran III, CFA, FRM Portfolio Manager of Advisers

   Mr. McGiveran has been a portfolio manager of Fund since August 2020.  He joined Franklin Templeton in 2006.

Patricia O’Connor, CFA Vice President of Advisers

Ms. O’Connor has been a portfolio manager of the Fund since August 2020. She joined Franklin Templeton in 1997

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Messrs. Voyles, Dieffenbacher and McGiveran and Ms. O’Connor are jointly responsible for the day-to-day management of the Fund. Each manager has equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each manager may perform these functions, and the nature of these functions, may change from time to time.

Please keep this supplement with your prospectus for future reference.

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